14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of components of deferred income tax assets

	2023	2022

Deferred income tax assets
Non-capital loss carryforwards	$ 2,476,000	$ 2,196,000
Allowable capital losses	45,000	45,000
Share issue costs	11,000	18,000
	2,532,000	2,259,000
Valuation allowance	(2,532,000)	(2,259,000)

Net deferred income tax assets	$ -	$ -